CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating:
Net earnings	$ 2,470.0	$ 994.0
Adjustments to reconcile net earnings to net cash provided from operating activities:
Depreciation, depletion and amortization	1,105.0	1,147.5
Impairment reversal	(116.1)	(74.1)
Share-based compensation expense	13.1	9.0
Finance expense - net	90.1	73.2
Income tax expense - net	724.7	487.4
Gain on sale of Asante Gold Corporation holdings	(63.0)
Foreign exchange losses (gains)	5.7	(13.8)
Other	2.0	(44.1)
Reclamation payments, net of reclamation (recovery) expense	(92.3)	(22.3)
Changes in working capital:
Accounts receivable and other assets	9.5	27.5
Inventories	(83.9)	14.3
Accounts payable and accrued liabilities	114.1	26.0
Cash flow provided from operating activities	4,178.9	2,624.6
Income taxes paid	(418.4)	(178.2)
Net cash flow provided from operating activities	3,760.5	2,446.4
Investing:
Additions to property, plant and equipment	(1,194.2)	(1,075.5)
Interest paid capitalized to property, plant and equipment	(19.8)	(92.6)
Proceeds from long-term investments and other assets	189.8	4.8
Additions to long-term investments and other assets	(72.1)	(43.2)
Increase in restricted cash - net	(3.3)	(0.4)
Interest received and other - net	42.8	17.0
Net cash flow of continuing operations used in investing activities	(1,056.8)	(1,189.9)
Net cash flow of discontinued operations provided from investing activities	53.4	10.0
Financing:
Repayment of debt	(700.0)	(800.0)
Interest paid	(65.2)	(35.6)
Payment of lease liabilities	(7.2)	(12.1)
Funding from non-controlling interest		31.3
Distributions paid to non-controlling interest	(102.0)	(40.5)
Dividends paid to common shareholders	(152.1)	(147.5)
Repurchase and cancellation of shares	(600.3)
Other - net	(1.2)	(1.5)
Net cash flow used in financing activities	(1,628.0)	(1,005.9)
Effect of exchange rate changes on cash and cash equivalents	1.7	(1.5)
Increase in cash and cash equivalents	1,130.8	259.1
Cash and cash equivalents, beginning of period	611.5	352.4
Cash and cash equivalents, end of period	$ 1,742.3	$ 611.5